Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 3,366,142	$ 2,947,720	$ 3,367,307
Tax effect	4,548	(17,259)	(20,009)
Other comprehensive (loss) income	(33,992)	39,331	47,827
Balance, end of period	3,425,665	3,366,142	2,947,720
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	204,186	158,131	113,362
Change during period	(49,881)	60,079	62,514
Reclassified to operations	118
Tax effect	373	(14,024)	(17,745)
Other comprehensive (loss) income	(49,390)	46,055	44,769
Balance, end of period	154,796	204,186	158,131
Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	387	971	(1,330)
Change during period	8,351	(594)	4,059
Reclassified to operations	(5,218)	(244)	(640)
Tax effect	(615)	254	(1,118)
Other comprehensive (loss) income	2,518	(584)	2,301
Balance, end of period	2,905	387	971
Hedge of Net Investment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(4,563)	(4,499)	(5,559)
Change during period			1,861
Tax effect	(15)	(64)	(801)
Other comprehensive (loss) income	(15)	(64)	1,060
Balance, end of period	(4,578)	(4,563)	(4,499)
Available for Sale Securities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(1,286)	5,019	2,989
Change during period	8,772	(3,046)	2,845
Tax effect	4,723	(3,259)	(815)
Other comprehensive (loss) income	13,495	(6,305)	2,030
Balance, end of period	12,209	(1,286)	5,019
Defined Benefit Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(4,127)	(4,356)	(2,771)
Change during period	(682)	395	(2,055)
Tax effect	82	(166)	470
Other comprehensive (loss) income	(600)	229	(1,585)
Balance, end of period	(4,727)	(4,127)	(4,356)
Share of OCI of Associate
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(748)	(748)	0
Change during period			(748)
Other comprehensive (loss) income			(748)
Balance, end of period	(748)	(748)	(748)
Less: OCI attributable to non-controlling interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	989	685	1,590
Change during period	(203)	304	(905)
Other comprehensive (loss) income	(203)	304	(905)
Balance, end of period	786	989	685
Total AOCI attributable to IGT PLC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	194,838	155,203	108,281
Change during period	(33,643)	57,138	67,571
Reclassified to operations	(5,100)	(244)	(640)
Tax effect	4,548	(17,259)	(20,009)
Other comprehensive (loss) income	(34,195)	39,635	46,922
Balance, end of period	$ 160,643	$ 194,838	$ 155,203